ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - Narrative (Details) - USD ($) shares in Millions			5 Months Ended	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operation, gain (loss) on disposal of discontinued operation, net of tax						$ 113,170,000
Total operating revenues				$ 260,372,000	$ 298,429,000	267,740,000
Golar Tundra
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total operating revenues					13,800,000
Golar LNG NB 13 Corporation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operation, gain (loss) on disposal of discontinued operation, net of tax			$ 123,230,000
Cash sale proceeds		$ 352,500,000	352,500,000
Percentage disposed		100.00%
Consideration received		$ 352,500,000	$ 352,500,000
Discontinued operations, disposed of by sale | Cool Company Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operation, gain (loss) on disposal of discontinued operation, net of tax	$ 27,000.0					(10,100,000)
Cash sale proceeds						$ 218,200,000
Disposal group, including discontinued operation, noncash consideration, number of shares issued (in shares)						12.5
Discontinued operation, consideration, value of shares received						$ 127,100,000
Assets and liabilities disposed						355,400,000
Discontinued operations, disposed of by sale | Cool Company Ltd | Ship Management Fees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses				2,100,000	2,000,000	5,800,000
Discontinued operations, disposed of by sale | Cool Company Ltd | Debt Guarantee Fees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses				700,000	1,000,000	800,000
Discontinued operations, disposed of by sale | Cool Company Ltd | Management And Administrative Services
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses				0	1,600,000	3,100,000
Discontinued operations, disposed of by sale | Cool Company Ltd | Pool Expense
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses				$ 0	$ 0	$ 4,800,000